Description of the Investment Funds - Additional Information (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Employee benefit plan maximum percentage of future investment election in class B stock fund	50.00%
Employee benefit plan, minimum initial transfer into self-directed brokerage per account	$ 1,000
Employee benefit plan, self-directed brokerage account minimum balance per account	$ 1,000
Target Retirement Income Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	65.00%
Current target asset allocation in equities percentage	35.00%
The Target Retirement 2025 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	54.00%
Current target asset allocation in equities percentage	46.00%
The Target Retirement 2030 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	42.00%
Current target asset allocation in equities percentage	58.00%
The Target Retirement 2035 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	31.00%
Current target asset allocation in equities percentage	69.00%
The Target Retirement 2040 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	24.00%
Current target asset allocation in equities percentage	76.00%
The Target Retirement 2045 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	17.00%
Current target asset allocation in equities percentage	83.00%
The Target Retirement 2050 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	13.00%
Current target asset allocation in equities percentage	87.00%
The Target Retirement 2055 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	10.00%
Current target asset allocation in equities percentage	90.00%
The Target Retirement 2060 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	10.00%
Current target asset allocation in equities percentage	90.00%
The Target Retirement 2065 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	10.00%
Current target asset allocation in equities percentage	90.00%
The Target Retirement 2070 Fund
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Current target asset allocation of fixed income percentage	10.00%
Current target asset allocation in equities percentage	90.00%
Maximum
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Employee benefit plan self directed account balance percentage	50.00%